CONDENSED FINANCIAL INFORMATION OF THE COMPANY (Schedule of Condensed Statements of FInancial Position) (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
NON-CURRENT ASSETS
Right-of-use assets | ¥		¥ 1,079		¥ 616
CURRENT ASSETS
Cash and cash equivalents | ¥		2,450		3,444	¥ 6,793	¥ 18,878
Financial assets at fair value through profit or loss | ¥		138,674
TOTAL CURRENT ASSETS | ¥		141,191		7,468
TOTAL ASSETS | ¥		142,428		8,298	7,743
NON-CURRENT LIABILITIES
Lease liabilities | ¥		347
Deferred tax liabilities | ¥		9,964
TOTAL NON-CURRENT LIABILITIES | ¥		10,311
CURRENT LIABILITIES
Other payables and accrued liabilities | ¥		3,558		2,161
Lease liabilities | ¥		745		803
Due to the Shareholder | ¥		7,149		7,097
TOTAL CURRENT LIABILITIES | ¥		30,915		35,852
TOTAL LIABILITIES | ¥		41,226		35,852	29,541
EQUITY
Issued capital | ¥		390,297		312,081
Other capital reserves | ¥		716,776		692,518
Accumulated losses | ¥		(1,002,705)		(1,028,284)
Other comprehensive loss | ¥		(3,166)		(3,869)
TOTAL EQUITY | ¥		101,202		(27,554)	¥ (21,798)	¥ (15,505)
TOTAL LIABILITIES AND EQUITY | ¥		142,428		8,298
USD [Member]
NON-CURRENT ASSETS
Right-of-use assets | $	$ 165
CURRENT ASSETS
Cash and cash equivalents | $	375		$ 527
Financial assets at fair value through profit or loss | $	21,234
TOTAL CURRENT ASSETS | $	21,619
TOTAL ASSETS | $	21,809
NON-CURRENT LIABILITIES
Lease liabilities | $	53
Deferred tax liabilities | $	1,526
TOTAL NON-CURRENT LIABILITIES | $	1,579
CURRENT LIABILITIES
Other payables and accrued liabilities | $	545
Lease liabilities | $	114
Due to the Shareholder | $	1,095
TOTAL CURRENT LIABILITIES | $	4,734
TOTAL LIABILITIES | $	6,313
EQUITY
Issued capital | $	59,764		$ 47,787
Other capital reserves | $	109,756
Accumulated losses | $	(153,539)
Other comprehensive loss | $	(485)
TOTAL EQUITY | $	15,496
TOTAL LIABILITIES AND EQUITY | $	21,809
Condensed [Member]
NON-CURRENT ASSETS
Right-of-use assets | ¥		1,079
CURRENT ASSETS
Amounts due from subsidiaries | ¥		9,404		15,816
Cash and cash equivalents | ¥		58		811
Financial assets at fair value through profit or loss | ¥		138,674
TOTAL CURRENT ASSETS | ¥		148,136		16,627
TOTAL ASSETS | ¥		149,215		16,627
NON-CURRENT LIABILITIES
Lease liabilities | ¥		347
Deferred tax liabilities | ¥		9,964
TOTAL NON-CURRENT LIABILITIES | ¥		10,311
CURRENT LIABILITIES
Other payables and accrued liabilities | ¥		2,273		1,462
Lease liabilities | ¥		745
Due to the Shareholder | ¥		7,149		7,097
Due to related companies | ¥		2,780
TOTAL CURRENT LIABILITIES | ¥		12,947		8,559
TOTAL LIABILITIES | ¥		23,258		8,559
EQUITY
Issued capital | ¥		368,395		290,179
Other capital reserves | ¥		847,839		823,581
Accumulated losses | ¥		(1,074,563)		(1,095,446)
Other comprehensive loss | ¥		(15,714)		(10,246)
TOTAL EQUITY | ¥		125,957		8,068
TOTAL LIABILITIES AND EQUITY | ¥		¥ 149,215		¥ 16,627
Condensed [Member] | USD [Member]
NON-CURRENT ASSETS
Right-of-use assets | $	165
CURRENT ASSETS
Amounts due from subsidiaries | $	1,441
Cash and cash equivalents | $	9
Financial assets at fair value through profit or loss | $	21,234
TOTAL CURRENT ASSETS | $	22,684
TOTAL ASSETS | $	22,849
NON-CURRENT LIABILITIES
Lease liabilities | $	53
Deferred tax liabilities | $	1,526
TOTAL NON-CURRENT LIABILITIES | $	1,579
CURRENT LIABILITIES
Other payables and accrued liabilities | $	347
Lease liabilities | $	114
Due to the Shareholder | $	1,095
Due to related companies | $	425
TOTAL CURRENT LIABILITIES | $	1,981
TOTAL LIABILITIES | $	3,560
EQUITY
Issued capital | $	56,411
Other capital reserves | $	129,826
Accumulated losses | $	(164,543)
Other comprehensive loss | $	(2,405)
TOTAL EQUITY | $	19,289
TOTAL LIABILITIES AND EQUITY | $	$ 22,849